NATIONWIDE

VARIABLE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owner of Nationwide Variable Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material and misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,418 shares (cost $144,930)	$202,632
NVIT Nationwide Fund - Class I (TRF)
18,355 shares (cost $188,013)	293,869
NVIT Government Bond Fund - Class I (GBF)
3,500 shares (cost $40,436)	37,520
NVIT Money Market Fund - Class I (SAM)
10,952 shares (cost $10,952)	10,952
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
11,734 shares (cost $277,214)	265,313
VP Balanced Fund - Class I (ACVB)
20,796 shares (cost $146,540)	144,951
VP Capital Appreciation Fund - Class I (ACVCA)
38,368 shares (cost $452,205)	536,390
Equity-Income Portfolio - Initial Class (FEIP)
36,025 shares (cost $792,719)	791,473

Total Investments	$2,283,100

Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(3)
Accounts Payable - NVIT Nationwide Fund - Class I (TRF)	(126)
Other Accounts Payable	(34)

$2,282,937

Contract Owners’ Equity:
Accumulation units	2,278,077
Contracts in payout (annuitization) period (note 1f)	4,860

Total Contract Owners’ Equity (note 5)	$2,282,937

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	DSIF	TRF	GBF	SAM	AMCG	ACVB	ACVCA
Reinvested dividends	$27,862	3,846	4,018	758	1	-	2,235	-
Mortality and expense risk charges (note 2)	(28,352)	(2,462)	(3,679)	(504)	(143)	(3,288)	(1,827)	(6,978)

Net investment income (loss)	(490)	1,384	339	254	(142)	(3,288)	408	(6,978)

Realized gain (loss) on investments	15,811	1,208	9,725	(45)	-	(321)	94	13,924
Change in unrealized gain (loss) on investments	46,410	9,910	16,819	(399)	-	(713)	1,026	(48,730)

Net gain (loss) on investments	62,221	11,118	26,544	(444)	-	(1,034)	1,120	(34,806)

Reinvested capital gains	122,066	6,569	-	-	-	12,126	6,175	51,520

Net increase (decrease) in contract owners’ equity resulting from operations	$183,797	19,071	26,883	(190)	(142)	7,804	7,703	9,736

Investment Activity:	FEIP
Reinvested dividends	$17,004
Mortality and expense risk charges (note 2)	(9,471)

Net investment income (loss)	7,533

Realized gain (loss) on investments	(8,774)
Change in unrealized gain (loss) on investments	68,497

Net gain (loss) on investments	59,723

Reinvested capital gains	45,676

Net increase (decrease) in contract owners’ equity resulting from operations	$112,932

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		DSIF		TRF		GBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(490)	4,252	1,384	882	339	(259)	254	181
Realized gain (loss) on investments	15,811	36,808	1,208	1,088	9,725	6,140	(45)	(46)
Change in unrealized gain (loss) on investments	46,410	(269,897)	9,910	(6,983)	16,819	(7,113)	(399)	(681)
Reinvested capital gains	122,066	178,341	6,569	4,669	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	183,797	(50,496)	19,071	(344)	26,883	(1,232)	(190)	(546)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,500	-	-	-	450	-	-
Transfers between funds	-	-	15,876	-	-	-	-	-
Redemptions (note 3)	(60,255)	(33,780)	(499)	-	(17,266)	(9,436)	(161)	-
Annuity benefits	(3,409)	(3,619)	(385)	(390)	-	-	(536)	(551)
Contract maintenance charges (note 2)	(1,691)	(1,766)	(208)	(183)	(364)	(364)	(58)	(54)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(191)	(57)	25	30	(242)	(44)	(19)	(5)

Net equity transactions	(65,546)	(37,722)	14,809	(543)	(17,872)	(9,394)	(774)	(610)

Net change in contract owners’ equity	118,251	(88,218)	33,880	(887)	9,011	(10,626)	(964)	(1,156)
Contract owners’ equity beginning of period	2,164,686	2,252,904	168,773	169,660	284,732	295,358	38,493	39,649

Contract owners’ equity end of period	$2,282,937	2,164,686	202,653	168,773	293,743	284,732	37,529	38,493

CHANGES IN UNITS:
Beginning units	69,488	51,610	3,445	3,449	1,922	1,986	657	658
Units purchased	330	26,811	330	-	-	3	-	-
Units redeemed	(1,501)	(8,934)	(15)	(4)	(117)	(67)	(4)	(1)

Ending units	68,317	69,488	3,760	3,445	1,805	1,922	653	657

	SAM		AMCG		ACVB		ACVCA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(142)	(153)	(3,288)	(518)	408	604	(6,978)	(7,545)
Realized gain (loss) on investments	-	-	(321)	(17)	94	206	13,924	10,291
Change in unrealized gain (loss) on investments	-	-	(713)	(11,187)	1,026	(19,475)	(48,730)	(36,675)
Reinvested capital gains	-	-	12,126	-	6,175	13,180	51,520	37,458

Net increase (decrease) in contract owners’ equity resulting from operations	(142)	(153)	7,804	(11,722)	7,703	(5,485)	9,736	3,529

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	150
Transfers between funds	-	-	-	268,281	-	-	-	-
Redemptions (note 3)	(90)	(600)	(218)	-	(157)	-	(22,296)	(11,175)
Annuity benefits	-	-	(865)	(78)	-	-	(856)	(924)
Contract maintenance charges (note 2)	(113)	(176)	(147)	(3)	(73)	(70)	(185)	(188)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	12	7	3	2,251	(7)	(26)	47	(31)

Net equity transactions	(191)	(769)	(1,227)	270,451	(237)	(96)	(23,290)	(12,168)

Net change in contract owners’ equity	(333)	(922)	6,577	258,729	7,466	(5,581)	(13,554)	(8,639)
Contract owners’ equity beginning of period	11,282	12,204	258,729	-	137,457	143,038	549,952	558,591

Contract owners’ equity end of period	$10,949	11,282	265,306	258,729	144,923	137,457	536,398	549,952

CHANGES IN UNITS:
Beginning units	472	502	26,781	-	7,840	7,843	11,468	11,700
Units purchased	-	-	-	26,781	-	-	-	3
Units redeemed	(7)	(29)	(39)	-	(13)	(3)	(475)	(235)

Ending units	465	472	26,742	26,781	7,827	7,840	10,993	11,468

	FEIP		AMBP
	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,533	14,129	-	(3,069)
Realized gain (loss) on investments	(8,774)	(2,084)	-	21,230
Change in unrealized gain (loss) on investments	68,497	(120,988)	-	(66,795)
Reinvested capital gains	45,676	69,140	-	53,894

Net increase (decrease) in contract owners’ equity resulting from operations	112,932	(39,803)	-	5,260

Equity transactions:
Purchase payments received from contract owners (note 3)	-	450	-	450
Transfers between funds	(15,876)	-	-	(268,281)
Redemptions (note 3)	(19,568)	(11,511)	-	(1,058)
Annuity benefits	(767)	(790)	-	(886)
Contract maintenance charges (note 2)	(543)	(577)	-	(151)
Contingent deferred sales charges (note 2)	-	-	-	-
Adjustments to maintain reserves	(10)	(22)	-	(2,217)

Net equity transactions	(36,764)	(12,450)	-	(272,143)

Net change in contract owners’ equity	76,168	(52,253)	-	(266,883)
Contract owners’ equity beginning of period	715,268	767,521	-	266,883

Contract owners’ equity end of period	$791,436	715,268	-	-

CHANGES IN UNITS:
Beginning units	16,903	17,175	-	8,297
Units purchased	-	10	-	14
Units redeemed	(831)	(282)	-	(8,313)

Ending units	16,072	16,903	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NEUBERGER & BERMAN MANAGEMENT, INC.

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

AMERICAN CENTURY INVESTORS INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $0 and $1,500, respectively, and total transfers from the Account to the fixed account were $0 and $2,568, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,283,100	$-	$-	$2,283,100

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$26,285	$3,548
NVIT Nationwide Fund - Class I (TRF)	4,018	21,310
NVIT Government Bond Fund - Class I (GBF)	758	1,260
NVIT Money Market Fund - Class I (SAM)	1	346
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	12,126	4,519
VP Balanced Fund - Class I (ACVB)	8,410	2,057
VP Capital Appreciation Fund - Class I (ACVCA)	51,520	30,316
Equity-Income Portfolio - Initial Class (FEIP)	62,680	46,226

	$165,798	$109,582

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	1.30%	3,760			$53.73	$202,090	2.04%	10.26%
2015	1.30%	3,445			48.73	167,887	1.83%	-0.21%
2014	1.30%	3,449			48.83	168,382	1.75%	11.95%
2013	1.30%	3,421			43.62	149,231	1.86%	30.31%
2012	1.30%	3,596			33.48	120,377	2.05%	14.23%
NVIT Nationwide Fund - Class I (TRF)
2016	1.30%	1,805	158.94	to	163.64	293,743	1.42%	9.94%
2015	1.30%	1,922	144.56	to	148.84	284,732	1.22%	-0.38%
2014	1.30%	1,986	145.11	to	149.40	295,358	1.17%	10.69%
2013	1.30%	2,096	131.09	to	134.98	281,631	1.35%	29.40%
2012	1.30%	2,161	101.31	to	104.31	224,427	1.46%	12.73%
NVIT Government Bond Fund - Class I (GBF)
2016	1.30%	653	56.39	to	56.41	36,821	1.95%	-0.56%
2015	1.30%	657	56.71	to	56.73	37,257	1.76%	-1.41%
2014	1.30%	658	57.52	to	57.54	37,846	1.96%	3.21%
2013	1.30%	797	55.73	to	55.75	44,416	1.99%	-5.30%
2012	1.30%	812	58.85	to	58.87	47,786	1.40%	1.71%
NVIT Money Market Fund - Class I (SAM)
2016	1.30%	465			23.55	10,949	0.01%	-1.29%
2015	1.30%	472	23.85	to	25.92	11,282	0.00%	-1.30%
2014	1.30%	502	24.17	to	26.26	12,204	0.00%	-1.30%
2013	1.30%	1,604	24.49	to	26.60	39,324	0.00%	-1.30%
2012	1.30%	1,973	24.81	to	26.95	48,996	0.00%	-1.30%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	1.30%	26,742			9.87	264,071	0.00%	3.04%
2015	1.30%	26,781			9.58	256,649	0.00%	-4.17%	****
VP Balanced Fund - Class I (ACVB)
2016	1.30%	7,827			18.52	144,923	1.59%	5.61%
2015	1.30%	7,840			17.54	137,457	1.74%	-3.84%
2014	1.30%	7,843			18.24	143,038	1.53%	8.43%
2013	1.30%	8,303			16.82	139,642	1.60%	15.90%
2012	1.30%	8,389			14.51	121,733	2.20%	10.34%
VP Capital Appreciation Fund - Class I (ACVCA)
2016	1.30%	10,993			48.69	535,205	0.00%	1.89%
2015	1.30%	11,468			47.78	547,921	0.00%	0.61%
2014	1.30%	11,700			47.49	555,686	0.00%	6.74%
2013	1.30%	12,593			44.50	560,359	0.00%	29.22%
2012	1.30%	12,751			34.44	439,051	0.00%	14.49%
Equity-Income Portfolio - Initial Class (FEIP)
2016	1.30%	16,072			49.17	790,275	2.33%	16.49%
2015	1.30%	16,903			42.21	713,539	3.20%	-5.21%
2014	1.30%	17,175			44.54	764,896	2.83%	7.30%
2013	1.30%	17,938			41.50	744,492	2.21%	26.48%
2012	1.30%	24,819			32.81	814,404	3.20%	15.78%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	1.30%	8,297			31.80	263,815	0.00%	2.83%
2013	1.30%	7,878			30.92	243,634	0.00%	16.94%
2012	1.30%	7,960			26.44	210,476	0.00%	7.92%

2016	Reserves for annuity contracts in payout phase:						$4,860
2016	Contract owners’ equity:						$2,282,937
2015	Reserves for annuity contracts in payout phase:						$7,962
2015	Contract owners’ equity:						$2,164,686
2014	Reserves for annuity contracts in payout phase:						$11,679
2014	Contract owners’ equity:						$2,252,904
2013	Reserves for annuity contracts in payout phase:						$14,526
2013	Contract owners’ equity:						$2,217,255
2012	Reserves for annuity contracts in payout phase:						$15,293
2012	Contract owners’ equity:						$2,042,543

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.